Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 559,385	$ 69,370
Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	558,633	69,370
Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	752
Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	559,385	69,370
Equity Investments	24,211	18,008
Derivative financial instruments, net	20,636	7,890
Other liabilities	(19,641)	(29,805)
Total	584,591	65,463
Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	558,633	69,370
Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	752
Level 1 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	558,633	69,370
Total	558,633	69,370
Level 1 [Member] | Recurring [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	558,633	69,370
Level 2 [Member] | Recurring [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	752
Derivative financial instruments, net	20,636	7,890
Total	21,388	7,890
Level 2 [Member] | Recurring [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	752
Level 3 [Member] | Recurring [Member]
Available-for-sale securities:
Equity Investments	24,211	18,008
Other liabilities	(19,641)	(29,805)
Total	$ 4,570	$ (11,797)